Related Party Transactions and Private Company Investment	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related Party Transactions and Private Company Investment

10. RELATED PARTY TRANSACTIONS AND PRIVATE COMPANY INVESTMENT

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 8):

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2019	December 31, 2018
Directors and officers of the Company	38	1
Related company	131
Total	169	1

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The following amount due from related party and advancement represent other receivable included in current assets as well as investment in a private company.

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2019	December 31, 2018
Due from private co	95	-
Advancement	24	-

On September 30, 2019, the Company entered into a Memorandum of Understanding (“MOU”) with a private company (“private co”) incorporated in Ontario in which certain directors and officers of the Company also hold offices and minority investments.

Concurrent with the MOU, the Company subscribed for 2,400,000 common shares of private co at $0.01, for a total investment of $24,000. The Company’s investment will constitute a 9.64% holding in private co and includes a provision that will give the Company the right to nominate two directors to the board of directors of private co. To December 31, 2019, the Company’s investment has been classified as an advance as private co has not issued the common shares certificate. Private co will also issue the Company a non-transferable share purchase warrant (the “Warrant”), entitling the Company to purchase common shares of private co up to 15% of the capital of private co upon payment of US $10 million prior to the fifth anniversary of the date of issue. To December 31, 2019, private co has not issued the final form of the Warrant to the Company.

Subsequent to December 31, 20 19, the Company entered into a Management and Technical Services Agreement (the “Services Agreement”) with private co, whereby the Company will provide certain technical, corporate, administrative and clerical, office and other services to private co during the due diligence stage of the contemplated arrangement. At December 31, 2019, the Company has charged private co and recorded $95,415 in due from the private co (Note 18).

(a) Related party transactions

2019

As of December 31, 2019, Sentient beneficially owns 36,980,982 common shares on a post-consolidation basis constituting approximately 41.70% of the currently issued and outstanding common shares.

On December 18, 2019, CATL subscribed for a total of 2,944,444 units under a bought deal private placement financing transaction described in Note 9 for a total net proceeds of $530,000. As part of the subscription, CATL was granted 1,472,222 common share purchase warrants exercisable at $0.25 until December 18, 2021.

As of December 31, 2019, CATL beneficially owns 22,944,444 common shares on a post-consolidation basis constituting approximately 25.87% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

During the year ended December 31, 2019, the Company recorded $370,127 (2018 - $174,224), (2017 - $244,285) in fees charged by a legal firm in which the Company’s chairman is a consultant.

2018

As of December 31, 2018, Sentient beneficially owns 36,980,982 common shares on a post-consolidation basis constituting approximately 46.93% of the currently issued and outstanding common shares. Note 9.

As of December 31, 2018, CATL beneficially owns, or exercises control or direction over approximately 25.38% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company. Note 9.

2017

On August 15, 2017, Sentient subscribed for a total of 3,866,666 units on a post-consolidation basis under the private placement equity financing transaction described in Note 9 for a total net proceeds of $2,900,000. As part of the subscription, Sentient was granted 1,933,333 common share purchase warrants exercisable at $1.20 on a post-consolidation basis until August 15, 2019.

On June 8, 2017, Sentient acquired 9,466,666 units on a post-consolidation basis in the equity financing as described in Note 9 for net proceeds of $7,100,000. As part of the Offering, Sentient was granted 4,733,333 common share purchase warrants exercisable at $1.20 on a post-consolidation basis until June 8, 2019.

(b) Key management personnel are defined as members of the Board of Directors and senior officers.

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2019	December 31, 2018	December 31, 2017
Geological consulting fees – expensed	136	104	35
Geological consulting fees – capitalized	-	18	178
Management fees – expensed	747	747	749
Salaries - expensed	185	181	128
Share-based payments	-	192	358
Total	1,068	1,242	1,448